13. INTANGIBLE ASSETS OTHER THAN GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets Other Than Goodwill Tables
Summary of intangible assets
	As of December 31, 2017	As of December 31, 2016
Description of classes of intangible assets	ThCh$	ThCh$
Intangible assets, net	43,426,623	40,647,715
Net intangible asset with finite life	18,083,654	7,683,605
Brands, net	15,533,324	24,435,655
Water rights, net	9,755,585	8,474,387
Easements right, net	54,060	54,068

Net identifiable intangible assets	43,426,623	40,647,715
Patents, trademarks and other rights, net	40,281,203	37,709,777
Computer software, net	3,145,420	2,937,938

Intangible assets, gross	57,244,405	53,356,735

Identifiable intangible assets, gross	57,244,405	53,356,735
Patents, trademarks and other rights, gross	43,909,217	40,909,615
Computer software, gross	13,335,188	12,447,120

Total accumulated amortization and impairment, intangible assets	(13,817,782)	(12,709,020)
Patents, trademarks and other rights	(3,628,014)	(3,199,838)
Computer software	(10,189,768)	(9,509,182)

Changes in identifiable intangible assets
	Patents, trademarks and other rights, net	Computare software, net	Identifiable intangible assets, net
Changes in identifiable intangible assets	ThCh$	ThCh$	ThCh$
Beginning balance	37,709,777	2,937,938	40,647,715
Changes :
Additions	5,198,154	897,339	6,095,493
Effect of translation in foreign subsidiaries	(1,720,256)	(9,271)	(1,729,527)
Withdrawals	(478,296)	—	(478,296)
Amortization	(428,176)	(680,586)	(1,108,762)
Total changes	2,571,426	207,482	2,778,908
Final balance as of December 31, 2017	40,281,203	3,145,420	43,426,623

	Patents, trademarks and other rights, net	Computer software, net	Identifiable intangible assets, net
Movements in identifiable intangible assets	ThCh$	ThCh$	ThCh$
Beginning balance	38,270,211	2,860,286	41,130,497
Changes :
Additions	1,577,330	899,667	2,476,997
Effect of translation in foreign subsidiaries	(1,635,856)	108,482	(1,527,374)
Withdrawals	(62,454)	(250,296)	(312,750)
Amortization	(439,454)	(680,201)	(1,119,655)
Total changes	(560,434)	77,652	(482,782)
Final balance as of December 31, 2016	37,709,777	2,937,938	40,647,715